Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income Tax
14.	Income Tax

During the years ended December 31, 2024 and 2023, there is $Nil and $Nil current and deferred income tax expense, respectively, reflected in the Statement of Operations and Comprehensive Loss.

The following are the components of income before income tax reflected in the Consolidated Statement of Operations and Comprehensive Loss for the years ended December 31, 2024 and 2023:

Component of Loss Before Income Tax

	December 31, 2024		December 31, 2023
Net loss before income tax		$(6,245,737)		$(4,301,517)
Effective tax rate	%	27.87%	%	27.87%
Expected recovery		(1,740,687)		(1,198,833)
Share-based compensation		27,083		135,947
Other non-deductible items		88,406		19,864
Foreign exchange		10,750		(2,168)
Tax rate differences		1,513		1,031
Change in valuation allowance		1,612,935		1,044,159
Tax expense (recovery)		$-		$-

Deferred income taxes arise from temporary differences between the tax and financial statement recognition of revenue and expense. In evaluating the ability to recover the deferred tax assets within the jurisdiction from which they arise, the Company considered all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and recent financial operations. In projecting future taxable income, the Company began with historical results adjusted for changes in accounting policies and incorporates assumptions including the amount of future pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgement about the forecasts of future taxable income and are consistent with the plans and estimates the Company is using to manage the underlying businesses. In evaluating objective evidence that historical results provide, the Company consider three years of cumulative operating income (loss).

As of December 31, 2024, the Company had aggregate net operating losses for income tax purposes of $11,937,946 (2023 – $4,168,622) to offset future taxable income in the United States and Canada. As of December 31, 2024, the deferred tax asset related to these loss carry forwards amounted to approximately $3,323,000 (2023 - $1,710,000) and were fully reserved. Management believes that it is not yet more likely than not that these assets will be realized in the near future.